Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,531,526.55

Principal:
Principal Collections	$16,328,795.11
Prepayments in Full	$8,794,061.41
Liquidation Proceeds	$281,545.28
Recoveries	$96,157.80
Sub Total	$25,500,559.60
Collections	$27,032,086.15

Purchase Amounts:
Purchase Amounts Related to Principal	$415,757.45
Purchase Amounts Related to Interest	$2,487.59
Sub Total	$418,245.04

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,450,331.19

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,450,331.19
Servicing Fee	$400,488.32	$400,488.32	$0.00	$0.00	$27,049,842.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,049,842.87
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$27,049,842.87
Interest - Class A-3 Notes	$141,143.52	$141,143.52	$0.00	$0.00	$26,908,699.35
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$26,761,660.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,761,660.85
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$26,694,187.10
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,694,187.10
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$26,644,201.27
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,644,201.27
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$26,581,061.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,581,061.27
Regular Principal Payment	$24,839,327.63	$24,839,327.63	$0.00	$0.00	$1,741,733.64
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,741,733.64
Residual Released to Depositor	$0.00	$1,741,733.64	$0.00	$0.00	$0.00
Total		$27,450,331.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,839,327.63
Total					$24,839,327.63
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,839,327.63	$52.30	$141,143.52	$0.30	$24,980,471.15	$52.60
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$24,839,327.63	$15.43	$468,781.60	$0.29	$25,308,109.23	$15.72

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$214,395,219.41	0.4514534	$189,555,891.78	0.3991491
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$461,665,219.41	0.2867361	$436,825,891.78	0.2713086

Pool Information
Weighted Average APR	3.911%	3.906%
Weighted Average Remaining Term	32.48	31.65
Number of Receivables Outstanding	35,549	34,550
Pool Balance	$480,585,983.32	$454,562,142.83
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$461,665,219.41	$436,825,891.78
Pool Factor	0.2919370	0.2761286

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$17,736,251.05
Targeted Overcollateralization Amount	$17,736,251.05
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$17,736,251.05

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		85	$203,681.24
(Recoveries)		101	$96,157.80
Net Loss for Current Collection Period			$107,523.44
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2685%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.5162%
Second Preceding Collection Period			0.9655%
Preceding Collection Period			0.6892%
Current Collection Period			0.2760%
Four Month Average (Current and Preceding Three Collection Periods)			0.6117%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,804	$8,037,663.03
(Cumulative Recoveries)			$982,575.94
Cumulative Net Loss for All Collection Periods			$7,055,087.09
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4286%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,112.95
Average Net Loss for Receivables that have experienced a Realized Loss			$1,854.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.70%	443	$7,728,006.76
61-90 Days Delinquent	0.20%	51	$924,881.71
91-120 Days Delinquent	0.06%	14	$292,857.27
Over 120 Days Delinquent	0.19%	42	$879,358.17
Total Delinquent Receivables	2.16%	550	$9,825,103.91

Repossession Inventory:
Repossessed in the Current Collection Period		18	$382,771.36
Total Repossessed Inventory		30	$683,352.40

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2973%
Preceding Collection Period			0.2504%
Current Collection Period			0.3097%
Three Month Average			0.2858%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	28

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer